Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 26,824	¥ 18,084
Reserve funds requires to be maintained by MHFG Group	1,313	1,184
Fair value collateral received that can be sold or repledged	13,588	13,817
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,657	¥ 12,508